Financial Instruments - Summary of Valuation Techniques and Inputs Applied for Level 3 Fair Value (Detail) - Level 3 - Historical volatility for shares, measurement input [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
K2 Warrants | Binomial Tree
Disclosure Of Financial Instruments [Line Items]
Remaining Contractual Life (years)	8 years 10 days	8 years 6 months 10 days
Historical Volatility	128.60%	132.90%
Tranche 1B Warrants | Monte Carlo
Disclosure Of Financial Instruments [Line Items]
Remaining Contractual Life (years)	2 months 4 days
Historical Volatility	57.50%
Tranche 2B Warrants | Monte Carlo | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Remaining Contractual Life (years)	1 year 29 days
Historical Volatility	83.40%
Tranche 2B Warrants | Monte Carlo | Top of Range
Disclosure Of Financial Instruments [Line Items]
Remaining Contractual Life (years)	1 year 8 months 1 day
Historical Volatility	91.30%